STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements Of Cash Flows
Net income (loss)	$ (1,856,790)	$ 1,629,255	$ 3,502,038	$ (13,116,796)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,388	2,394	2,223	17,248
Stock option expense for consulting fees	40,826	3,000	4,775	8,694,865
Accretion expense	7,500	8,647	8,344	37,258
Loss on disposal of shares				37,736
Gain on settlement of loan				(115,343)
Gain on sale of software				(130,000)
Reversal of liability				(47,483)
Change in fair value of derivative liability (Note 4)	1,620,319	(1,806,379)	(4,474,283)	1,549,875
Loss on disposal of oil and gas properties			731,866	731,866
Change in assets and liabilities:
GST receivables	14,871	27,377	638	3,441
Prepaid expenses	3,734	(47)	(7,973)	(2,656)
Accounts payable	(11,528)	(12,686)	(8,175)	3,631
Accrued liabilities	(11,213)	(23,423)	16,164	10,671
Net cash used in operating activities	(190,894)	(171,862)	(224,383)	(2,325,688)
Cash flows from investing activities
Deposits	(7,462)	(2,033)	(19,606)	(123,634)
Acquisition of oil and gas interests	(113,541)	(66,212)	(187,578)	(8,074,586)
Proceeds from the sale of oil and gas properties (Note 5)			303,833	303,833
Acquisition of office equipment		(1,511)		(11,614)
Proceeds on the sale of investments				77,607
Proceeds on the sale of software				130,000
Net cash provided by (used in) investing activities	(121,003)	(69,756)	96,649	(7,698,394)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	226,400	325,716		3,462,116
Proceeds from the exercise of stock options				5,316,250
Proceeds from the exercise of warrants			200,000	1,520,110
Proceeds from loan financing				1,020,000
Repayment of loan financing				(1,020,000)
Net cash provided by financing activities	226,400	325,716	200,000	10,298,476
Foreign exchange effect on cash	2,118	(17,877)	(430)	(270,266)
Net increase (decrease) in cash	(83,379)	66,221	71,836	4,128
Cash, beginning of period	217,504	151,283	79,447
Cash, end of period	134,125	217,504	151,283	134,125
Supplemental disclosure of cash flow information
Cash paid during the period for: interest				26,444
Cash paid during the period for: income taxes
Non-cash investing and financing activities
Receipt of marketable securities for settlement of loan, net				155,343
Accounts payable related to oil and gas properties interests			19,655	24,160
Asset retirement obligation				$ 82,868